Acquisitions - Summary of Amounts Recognized for Assets and Liabilities Acquired (Detail) - USD ($) $ in Millions		9 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Net cash outflow			$ 1,930	$ 222
Getrag Group Of Companies [Member]
Business Acquisition [Line Items]
Cash		$ 136	136
Non-cash working capital		(395)	(395)
Investments		1,497	1,497
Fixed assets		445	445
Goodwill		590	590
Other assets		24	24
Intangibles		372	372
Deferred tax assets		34	34
Long-term employee benefit liabilities		(137)	(137)
Long-term debt		(117)	(117)
Other long-term liabilities		(52)	(52)
Deferred tax liabilities		(119)	(119)
Non-controlling interest		(287)	(287)
Consideration paid		1,991
Less: Cash acquired		(136)
Net cash outflow		1,855
Getrag Group Of Companies [Member] | Preliminary amounts recognized [Member]
Business Acquisition [Line Items]
Cash	$ 136
Non-cash working capital	(466)
Investments	1,719
Fixed assets	468
Goodwill	430
Other assets	60
Intangibles	218
Deferred tax assets	43
Long-term employee benefit liabilities	(125)
Long-term debt	(116)
Other long-term liabilities	(9)
Deferred tax liabilities	(137)
Non-controlling interest	(303)
Consideration paid	1,918
Less: Cash acquired	(136)
Net cash outflow	$ 1,782
Getrag Group Of Companies [Member] | Measurement Period adjustments [Member]
Business Acquisition [Line Items]
Non-cash working capital		71	71
Investments		(222)	(222)
Fixed assets		(23)	(23)
Goodwill		160	160
Other assets		(36)	(36)
Intangibles		154	154
Deferred tax assets		(9)	(9)
Long-term employee benefit liabilities		(12)	(12)
Long-term debt		(1)	(1)
Other long-term liabilities		(43)	(43)
Deferred tax liabilities		18	18
Non-controlling interest		16	$ 16
Consideration paid		73
Net cash outflow		$ 73